Material accounting policies - Share based payments and Reverse Stock Split (Details)		12 Months Ended
	Sep. 20, 2024	Dec. 31, 2025 plan
Material accounting policies
Number of employee option plans		2
Number of share-based payment plans		2
Stock split conversion ratio	0.1